Income Tax (Details Narrative) - USD ($) $ in Thousands					12 Months Ended
	Jan. 04, 2017	Apr. 01, 2015	Apr. 01, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate					(12.81%)	(14.10%)
Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Additional unrecognized tax expected					$ 375
Photomedex, Inc. [Member] | Other Companies [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 100
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate	25.00%
Reduction in standard corporate income tax rate	1.50%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate					25.00%
Foreign Tax Authority [Member] | Israel Tax Authority [Member] | Photomedex, Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate					26.50%
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Standard corporate income tax rate		20.00%	21.00%	23.00%
Description of standard corporate income tax rate					The rate is scheduled to further reduce to 19% effective April 1, 2017.
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member] | Photomedex, Inc. [Member] | Photo Therapeutics Limited [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 9,500
Percentage of valuation allowance					100.00%
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 12,100
Foreign Tax Authority [Member] | Secretariat of the Federal Revenue Bureau of Brazil [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 1,800
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2022
Federal Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2030
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 45,400
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2017
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year					2034
Alternative Minimum Tax [Member | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 300
Federal Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Photomedex, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 78,000